Operating Expenses Before Credit Impairment Charges, Provisions and Charges	6 Months Ended
Jun. 30, 2023
Expenses by nature [abstract]
Operating Expenses Before Credit Impairment Charges, Provisions and Charges
3. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES
For the Half Year to

	30 June 2023	30 June 2022
	£m	£m
Staff costs	621	567
Other administration expenses	476	461
Depreciation, amortisation and impairment	135	158
	1,232	1,186
In H123, 'Depreciation, amortisation and impairment' included an impairment charge of £2m (H122: £10m) associated with branch and head office site closures as part of the transformation programme. For more, see Note 14.